Intangible Assets (Details) - Schedule of intangible assets, net - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cost
Balance at beginning	$ 907,304	$ 995,045
Additions	3,082,880	4,782
Exchange differences	(53,480)	(63,211)
Balance at ending	7,408,318	936,616
Acquisitions through business combinations	3,471,614
Accumulated amortization
Balance at beginning	742,988	771,637
Amortization charged for the period	172,568	24,559
Exchange differences	(41,944)	(49,018)
Balance at ending	1,159,045	747,178
Acquisitions through business combinations	285,433
Net book value
Net book value	6,249,273	189,438
Computer software [member]
Cost
Balance at beginning	907,304	995,045
Additions	1,761	4,782
Exchange differences	(49,955)	(63,211)
Balance at ending	859,110	936,616
Accumulated amortization
Balance at beginning	742,988	771,637
Amortization charged for the period	25,290	24,559
Exchange differences	(41,944)	(49,018)
Balance at ending	726,334	747,178
Net book value
Net book value	132,776	189,438
Right-of-use Platform [Member]
Cost
Balance at beginning
Additions
Exchange differences
Balance at ending	733,311
Acquisitions through business combinations	733,311
Accumulated amortization
Balance at beginning
Amortization charged for the period	17,951
Balance at ending	17,951
Net book value
Net book value	715,360
Customer base [Member]
Cost
Balance at beginning
Additions
Exchange differences
Balance at ending	1,120,688
Acquisitions through business combinations	1,120,688
Accumulated amortization
Balance at beginning
Amortization charged for the period	129,327
Balance at ending	129,327
Net book value
Net book value	991,361
Technical know-how [Member]
Cost
Balance at beginning
Additions
Exchange differences
Balance at ending	514,968
Acquisitions through business combinations	514,968
Accumulated amortization
Balance at beginning
Amortization charged for the period
Net book value
Net book value	514,968
Security Surveillance system [Member]
Cost
Balance at beginning
Additions
Exchange differences
Balance at ending	1,102,647
Acquisitions through business combinations	1,102,647
Accumulated amortization
Balance at beginning
Amortization charged for the period
Balance at ending	285,433
Acquisitions through business combinations	285,433
Net book value
Net book value	817,214
Cash Management Systems [Member]
Cost
Balance at beginning
Additions	81,119
Exchange differences	(3,525)
Balance at ending	77,594
Accumulated amortization
Balance at beginning
Amortization charged for the period
Net book value
Net book value	77,594
Intelligent Cloud Platform [Member]
Cost
Balance at beginning
Additions	3,000,000
Exchange differences
Balance at ending	3,000,000
Accumulated amortization
Balance at beginning
Amortization charged for the period
Net book value
Net book value	$ 3,000,000